Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	$ 11,559	$ 15,566	$ 15,566	$ 4,830
Purchases and issuances				10,475
Proceeds from loans receivable		(202)	(304)	(800)
Conversion of promissory notes			(195)
Change in fair value	(292)	4,384	(3,508)	1,061
Ending balance warrant liabilities	11,267	19,748	11,559	15,566
Contingent Consideration [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	8,467	0	0
Additions pursuant to the Business Combination	12,306
Acquisition			8,760
Change in fair value	300		(293)
Settlements and payments	(2,644)
Ending balance warrant liabilities	18,429		8,467	0
Private Placement Warrants [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	58,558	$ 0	0
Additions pursuant to the Business Combination			90,263
Change in fair value	(49,549)		(31,705)
Ending balance warrant liabilities	$ 9,009		$ 58,558	$ 0